Prepayments and other assets - Schedule of Prepayments and Other Assets (Parenthetical) (Detail)		12 Months Ended
		Dec. 31, 2017 USD ($)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)
Disposal Group, Including Discontinued Operation, Consideration											$ 19,896,000	¥ 130,000,000
Disposal Group Including Discontinued Operation Payment to be Received by Entity		$ 181,000	[1]		$ 3,748,000	[1]				¥ 26,000,000
Repayments of Notes Payable		(5,105,000)		¥ (33,360,000)	(504,000)		¥ (3,498,000)	$ (539,000)	¥ (3,498,000)
Prepaid Investments, Noncurrent	[2]	1,469,000			$ 0
Receivables from Nesound [Member]
Other Asset Impairment Charges		3,719,000
Balances related to Kankan [Member]
Other Asset Impairment Charges		5,004,000
Kankan [Member]
Disposal Group, Including Discontinued Operation, Accounts Payable		2,769,000								¥ 18,094,000
Disposal Group Including Discontinued Operation, Amount Of Accrual Of Unsettled Balances As Legal Expenses		$ 3,074,000
Henan Zhaoteng Investment Co [Member]
Business Acquisition, Percentage of Voting Interests Acquired		80.00%								80.00%
Employees [Member] | Minimum [Member]
Loans Receivables Term		8 years		8 years
Employees [Member] | Maximum [Member]
Loans Receivables Term		10 years		10 years

[1]	The Group disposed Kankan to Nesound in July 2015 at a cash consideration of RMB 130,000,000 (USD 19,896,000). As of December 31, 2017, there is a balance receivable amounted to RMB 26,000,000 (USD 3,979,000) which was past due. In addition, for the purpose of disposal and pursuant to the sale and purchase agreement of Kankan Disposal, certain right and obligation to trade receivables and trade payables transferred to Kankan will be collected and settled by Xunlei on Kankan’s behalf. Kankan failed to settle the transferred trade payables resulted in the creditors brought litigation against Kankan as well as Xunlei, due to the fact that Xunlei remained as the contracted party in the relevant purchase contracts. Payables settled by Xunlei on behalf of Kankan as of December 31, 2015, 2016 and 2017 were RMB [3,498,000] (USD 539,000), RMB [3,498,000] (USD [504,000]) and RMB 33,360,000 (USD 5,105,000) respectively. The Group has brought claim against Nesound to the arbitration tribunal and considered the balances recoverable as of December 31, 2016. With the progress of litigation in 2017, the Group considered the recoverability f the receivables from Nesound and amount settled on behalf of Kankan are remote. Thus, impairment of USD 3,719,000 and USD 5,004,000 have been provided for against the receivables from Nesound and amount settled on behalf of Kankan as “Assets impairment loss”, in addition, the Group also accrued USD 3,074,000 in respect of unsettled balance of transferred payables in 2017 (note 13) as legal expenses. As of December 31, 2017, balance of this accrual was USD 2,769,000.
[2]	The Group paid USD 1,469,000 to Henan Zhaoteng Investment Co., Ltd. for acquisition of 80% equity interest of Henan Tourism Information Co., Ltd. However, as the legal procedure of the investment has not completed up to December 31, 2017, the investment is classified as long-term prepayment.